UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08265

Morgan Stanley S&P 500 Index Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	August 31, 2007

Date of reporting period:	May 31, 2007

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley S&P 500 Index Fund

Portfolio of Investments May 31, 2007 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (97.5%)
	Advertising/Marketing Services (0.2%)
40,796	Interpublic Group of Companies, Inc. (The)*	$479,353
14,544	Omnicom Group, Inc.	1,531,483
		2,010,836
	Aerospace & Defense (1.6%)
68,696	Boeing Co.	6,910,131
35,314	General Dynamics Corp.	2,833,595
10,912	Goodrich Corp.	649,155
10,838	L-3 Communications Holdings, Inc.	1,032,428
30,889	Lockheed Martin Corp.	3,030,211
30,486	Northrop Grumman Corp.	2,305,046
38,836	Raytheon Co.	2,159,282
14,643	Rockwell Collins, Inc.	1,034,821
		19,954,669
	Agricultural Commodities/Milling (0.2%)
56,812	Archer-Daniels-Midland Co.	1,990,692

	Air Freight/Couriers (0.9%)
15,066	C.H. Robinson Worldwide, Inc.	816,276
26,731	FedEx Corp.	2,983,714
92,823	United Parcel Service, Inc. (Class B)	6,680,471
		10,480,461
	Airlines (0.1%)
68,624	Southwest Airlines Co.	982,009

	Aluminum (0.3%)
75,683	Alcoa, Inc.	3,124,194

	Apparel/Footwear (0.4%)
32,219	Coach, Inc.*	1,654,768
9,443	Jones Apparel Group, Inc.	281,213
9,004	Liz Claiborne, Inc.	312,349
32,900	Nike, Inc. (Class B)	1,867,075
5,428	Polo Ralph Lauren Corp.	529,393
7,837	V.F. Corp.	734,954
		5,379,752
	Apparel/Footwear Retail (0.4%)
7,300	Abercrombie & Fitch Co. (Class A)	603,345
45,861	Gap, Inc. (The)	849,346
29,770	Limited Brands, Inc.	781,462
19,911	Nordstrom, Inc.	1,033,978
39,611	TJX Companies, Inc. (The)	1,107,920
		4,376,051
	Auto Parts: O.E.M. (0.3%)
12,725	Eaton Corp.	1,192,841
17,103	Johnson Controls, Inc.	1,876,199
		3,069,040
	Automotive Aftermarket (0.0%)
16,966	Goodyear Tire & Rubber Co. (The)*	601,784

	Beverages: Alcoholic (0.4%)
66,400	Anheuser-Busch Companies, Inc.	3,541,776
6,980	Brown-Forman Corp. (Class B)	476,455
18,361	Constellation Brands Inc. (Class A)*	446,172
4,085	Molson Coors Brewing Co. (Class B)	374,063
		4,838,466
	Beverages: Non-Alcoholic (1.6%)
175,321	Coca-Cola Co. (The)	9,290,260
24,224	Coca-Cola Enterprises Inc.	565,630
11,443	Pepsi Bottling Group, Inc. (The)	400,391
142,548	PepsiCo, Inc.	9,740,305
		19,996,586
	Biotechnology (1.3%)
101,614	Amgen Inc.*	5,723,917
29,805	Biogen Idec Inc.*	1,556,417
32,862	Celgene Corp.*	2,012,469
22,930	Genzyme Corp.*	1,479,444
40,444	Gilead Sciences, Inc.*	3,347,550
20,693	MedImmune, Inc.*	1,197,711
4,777	Millipore Corp.*	357,176
		15,674,684

	Broadcasting (0.1%)
43,188	Clear Channel Communications, Inc.	1,658,419

	Building Products (0.2%)
15,206	American Standard Companies, Inc.	909,015
34,084	Masco Corp.	1,029,678
		1,938,693
	Cable/Satellite TV (0.7%)
270,696	Comcast Corp. (Class A)*	7,419,777
67,424	DIRECTV Group, Inc. (The)*	1,575,025
		8,994,802
	Casino/Gaming (0.2%)
16,224	Harrah’s Entertainment, Inc.	1,386,341
29,443	International Game Technology	1,183,314
		2,569,655
	Chemicals: Agricultural (0.2%)
47,306	Monsanto Co.	2,914,050

	Chemicals: Major Diversified (0.8%)
83,484	Dow Chemical Co. (The)	3,788,504
80,434	Du Pont (E.I.) de Nemours & Co.	4,208,307
7,280	Eastman Chemical Co.	481,645
10,133	Hercules Inc.*	190,804
12,388	Rohm & Haas Co.	656,688
		9,325,948
	Chemicals: Specialty (0.3%)
18,839	Air Products & Chemicals, Inc.	1,469,254
4,938	Ashland Inc.	297,860
27,884	Praxair, Inc.	1,898,622
11,495	Sigma-Aldrich Corp.	497,504
		4,163,240
	Coal (0.2%)
15,886	CONSOL Energy, Inc.	771,901
23,038	Peabody Energy Corp.	1,244,974
		2,016,875
	Commercial Printing/Forms (0.1%)
19,009	Donnelley (R.R.) & Sons Co.	813,965

	Computer Communications (1.3%)
39,458	Avaya Inc.*	631,328
525,714	Cisco Systems, Inc.*	14,152,221
49,545	Juniper Networks, Inc.*	1,209,393
13,844	QLogic Corp.*	236,179
		16,229,121
	Computer Peripherals (0.4%)
183,487	EMC Corp.*	3,099,095
8,356	Lexmark International, Inc. (Class A)*	433,927
32,296	Network Appliance, Inc.*	1,039,608
45,128	Seagate Technology Inc. (Escrow) (a)*	0
		4,572,630
	Computer Processing Hardware (2.3%)
75,016	Apple, Inc.*	9,118,945
197,717	Dell, Inc.*	5,312,656
232,953	Hewlett-Packard Co.	10,648,282
15,580	NCR Corp.*	836,179
313,403	Sun Microsystems, Inc.*	1,598,355
		27,514,417
	Construction Materials (0.1%)
8,270	Vulcan Materials Co.	989,836

	Containers/Packaging (0.2%)
8,973	Ball Corp.	496,745
9,103	Bemis Company, Inc.	306,134
11,566	Pactiv Corp.*	392,897
14,043	Sealed Air Corp.	453,589
9,152	Temple-Inland Inc.	576,576
		2,225,941
	Contract Drilling (0.5%)
13,133	ENSCO International Inc.	795,466
24,239	Nabors Industries, Ltd. (Bermuda)*	846,911
11,707	Noble Corp. (Cayman Islands)	1,081,610
9,618	Rowan Companies, Inc.	379,719
25,499	Transocean Inc. (Cayman Islands)*	2,505,022
		5,608,728

	Data Processing Services (0.9%)
8,609	Affiliated Computer Services, Inc. (Class A)*	502,335
47,896	Automatic Data Processing, Inc.	2,380,431
15,076	Computer Sciences Corp.*	835,210
11,894	Convergys Corp.*	306,152
14,168	Fidelity National Information Services, Inc.	763,939
65,539	First Data Corp.	2,143,125
14,848	Fiserv, Inc.*	879,744
29,522	Paychex, Inc.	1,192,689
67,190	Western Union Co.	1,508,416
		10,512,041
	Department Stores (0.5%)
5,392	Dillard’s, Inc. (Class A)	195,730
40,005	Federated Department Stores, Inc.*	1,597,400
28,463	Kohl’s Corp.*	2,143,833
19,582	Penney (J.C.) Co., Inc.	1,575,959
		5,512,922
	Discount Stores (1.6%)
9,530	Big Lots, Inc.*	300,195
39,369	Costco Wholesale Corp.	2,223,167
27,159	Dollar General Corp.	587,721
13,198	Family Dollar Stores, Inc.	444,113
7,233	Sears Holdings Corp.*	1,302,085
74,756	Target Corp.	4,667,017
214,039	Wal-Mart Stores, Inc.	10,188,256
		19,712,554
	Drugstore Chains (0.7%)
134,062	CVS / Caremark Corp.	5,166,749
87,110	Walgreen Co.	3,931,274
		9,098,023
	Electric Utilities (3.2%)
57,810	AES Corp. (The)*	1,371,831
14,313	Allegheny Energy, Inc.*	764,171
17,982	Ameren Corp.	954,305
34,526	American Electric Power Co., Inc.	1,644,473
27,859	CenterPoint Energy, Inc.	527,371
19,432	CMS Energy Corp.	354,634
22,425	Consolidated Edison, Inc.	1,094,788
15,726	Constellation Energy Group, Inc.	1,443,175
30,374	Dominion Resources, Inc.	2,690,833
15,417	DTE Energy Co.	815,251
109,417	Duke Energy Corp.	2,138,008
28,358	Edison International	1,652,421
17,261	Entergy Corp.	1,948,767
58,329	Exelon Corp.	4,549,662
27,783	FirstEnergy Corp.	1,923,417
35,302	FPL Group, Inc.	2,256,857
6,542	Integrys Energy Group, Inc.	365,698
30,535	PG&E Corp.	1,504,154
8,705	Pinnacle West Capital Corp.	404,173
33,518	PPL Corp.	1,540,487
22,378	Progress Energy, Inc.	1,120,914
22,001	Public Service Enterprise Group, Inc.	1,956,769
65,156	Southern Co. (The)	2,346,268
18,242	TECO Energy, Inc.	320,330
39,972	TXU Corp.	2,696,111
35,490	Xcel Energy, Inc.	814,495
		39,199,363
	Electrical Products (0.4%)
15,883	Cooper Industries Ltd. (Class A) (Bermuda)	851,011
69,447	Emerson Electric Co.	3,364,707
12,340	Molex Inc.	366,992
		4,582,710
	Electronic Components (0.1%)
16,075	Jabil Circuit, Inc.	369,725
19,789	SanDisk Corp.*	861,811
46,135	Sanmina-SCI Corp.*	164,702
78,686	Solectron Corp.*	267,532
		1,663,770
	Electronic Equipment/Instruments (0.4%)
35,133	Agilent Technologies, Inc.*	1,341,027
18,382	JDS Uniphase Corp.*	240,804
14,419	Rockwell Automation, Inc.	981,213
7,113	Tektronix, Inc.	215,310
82,597	Xerox Corp.*	1,558,605
		4,336,959

	Electronic Production Equipment (0.3%)
121,582	Applied Materials, Inc.	2,322,216
17,384	KLA-Tencor Corp.	955,772
10,945	Novellus Systems, Inc.*	335,902
16,517	Teradyne, Inc.*	281,119
		3,895,009
	Electronics/Appliance Stores (0.2%)
35,235	Best Buy Co., Inc.	1,701,498
12,389	Circuit City Stores - Circuit City Group	199,091
11,855	RadioShack Corp.	404,730
		2,305,319
	Electronics/Appliances (0.2%)
25,025	Eastman Kodak Co.	634,634
5,701	Harman International Industries, Inc.	676,424
6,850	Whirlpool Corp.	764,802
		2,075,860
	Engineering & Construction (0.1%)
7,654	Fluor Corp.	796,781

	Environmental Services (0.2%)
22,194	Allied Waste Industries, Inc.*	298,731
46,398	Waste Management, Inc.	1,794,211
		2,092,942
	Finance/Rental/Leasing (1.4%)
35,737	Capital One Financial Corp.	2,851,098
16,842	CIT Group, Inc.	1,009,341
51,337	Countrywide Financial Corp.	1,999,063
84,245	Fannie Mae	5,384,940
60,318	Freddie Mac	4,028,639
5,378	Ryder System, Inc.	289,982
35,727	SLM Corp.	2,008,215
		17,571,278
	Financial Conglomerates (4.2%)
103,779	American Express Co.	6,743,559
426,705	Citigroup, Inc.	23,251,155
302,314	JPMorgan Chase & Co.	15,668,935
23,316	Principal Financial Group, Inc.	1,417,613
40,821	Prudential Financial, Inc.	4,164,558
		51,245,820
	Financial Publishing/Services (0.3%)
12,059	Equifax, Inc.	506,840
30,893	McGraw-Hill Companies, Inc. (The)	2,172,087
20,362	Moody’s Corp.	1,418,213
		4,097,140
	Food Distributors (0.1%)
53,701	SYSCO Corp.	1,778,577

	Food Retail (0.4%)
61,620	Kroger Co. (The)	1,868,318
38,340	Safeway Inc.	1,321,963
18,087	Supervalu, Inc.	861,665
12,236	Whole Foods Market, Inc.	502,900
		4,554,846
	Food: Major Diversified (1.0%)
19,009	Campbell Soup Co.	754,657
43,969	ConAgra Foods Inc.	1,121,209
30,041	General Mills, Inc.	1,839,711
28,274	Heinz (H.J.) Co.	1,345,277
21,822	Kellogg Co.	1,177,952
142,066	Kraft Foods Inc. (Class A)	4,807,513
63,840	Sara Lee Corp.	1,142,736
		12,189,055
	Food: Meat/Fish/Dairy (0.1%)
11,223	Dean Foods Co.	367,665
21,957	Tyson Foods, Inc. (Class A)	489,422
		857,087
	Food: Specialty/Candy (0.2%)
15,064	Hershey Co. (The)	794,023
11,331	McCormick & Co., Inc. (Non-Voting)	422,533
18,987	Wrigley (Wm.) Jr. Co.	1,112,638
		2,329,194
	Forest Products (0.1%)
18,383	Weyerhaeuser Co.	1,506,671

	Gas Distributors (0.4%)
34,295	Dynegy Inc.(Class A)*	331,976

15,283	KeySpan Corp.	636,843
3,909	Nicor Inc.	183,528
23,836	NiSource, Inc.	529,398
7,481	Questar Corp.	808,023
22,884	Sempra Energy	1,403,247
54,648	Spectra Energy Corp.	1,455,276
		5,348,291
	Home Building (0.2%)
10,396	Centex Corp.	502,751
23,764	D.R. Horton, Inc.	555,365
6,690	KB Home	307,004
12,005	Lennar Corp. (Class A)	548,028
18,495	Pulte Homes, Inc.	504,729
		2,417,877
	Home Furnishings (0.1%)
15,440	Leggett & Platt, Inc.	377,817
24,162	Newell Rubbermaid, Inc.	767,385
		1,145,202
	Home Improvement Chains (1.0%)
177,634	Home Depot, Inc. (The)	6,904,634
132,541	Lowe’s Companies, Inc.	4,349,996
9,713	Sherwin-Williams Co.	656,987
		11,911,617
	Hospital/Nursing Management (0.1%)
6,343	Manor Care, Inc.	431,324
41,048	Tenet Healthcare Corp.*	285,284
		716,608
	Hotels/Resorts/Cruiselines (0.5%)
38,506	Carnival Corp (Panama)+	1,942,243
33,854	Hilton Hotels Corp.	1,203,510
28,702	Marriott International, Inc. (Class A)	1,321,727
18,700	Starwood Hotels & Resorts Worldwide, Inc.	1,347,709
16,441	Wyndham Worldwide Corp.*	611,605
		6,426,794
	Household/Personal Care (2.2%)
38,391	Avon Products, Inc.	1,473,830
13,165	Clorox Co. (The)	883,898
44,687	Colgate-Palmolive Co.	2,992,242
10,121	Estee Lauder Companies, Inc. (The) (Class A)	478,723
6,798	International Flavors & Fragrances, Inc.	348,941
39,729	Kimberly-Clark Corp.	2,819,170
274,639	Procter & Gamble Co. (The)	17,453,308
		26,450,112
	Industrial Conglomerates (4.9%)
63,876	3M Co.	5,618,533
20,716	Danaher Corp.	1,522,626
895,026	General Electric Co.**	33,635,077
69,624	Honeywell International, Inc.	4,031,926
26,790	Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)	1,375,131
15,823	ITT Corp.	1,064,888
10,904	Textron, Inc.	1,169,999
172,095	Tyco International Ltd. (Bermuda)	5,741,089
86,672	United Technologies Corp.	6,114,710
		60,273,979
	Industrial Machinery (0.2%)
35,993	Illinois Tool Works Inc.	1,897,551
10,077	Parker Hannifin Corp.	1,021,405
		2,918,956
	Industrial Specialties (0.1%)
15,488	Ecolab Inc.	668,307
14,272	PPG Industries, Inc.	1,087,384
		1,755,691
	Information Technology Services (1.4%)
15,718	Citrix Systems, Inc.*	528,282
12,419	Cognizant Technology Solutions Corp. (Class A)*	975,637
44,776	Electronic Data Systems Corp.	1,289,997
131,039	International Business Machines Corp.	13,968,757
30,050	Unisys Corp.*	250,016
		17,012,689
	Insurance Brokers/Services (0.2%)
25,970	AON Corp.	1,114,632
48,113	Marsh & McLennan Companies, Inc.	1,579,550
		2,694,182
	Integrated Oil (5.7%)
187,810	Chevron Corp.	15,304,637
143,100	ConocoPhillips	11,080,233

495,544	Exxon Mobil Corp.	41,214,394
23,516	Hess Corp.	1,392,618
16,332	Murphy Oil Corp.	963,588
		69,955,470
	Internet Retail (0.2%)
27,070	Amazon.com, Inc.*	1,871,620
18,901	IAC/InterActiveCorp*	653,975
		2,525,595
	Internet Software/Services (1.1%)
18,946	Google, Inc. (Class A)*	9,430,371
21,336	VeriSign, Inc.*	636,453
106,264	Yahoo!, Inc.*	3,049,777
		13,116,601
	Investment Banks/Brokers (2.8%)
20,820	Ameriprise Financial, Inc.	1,308,537
10,425	Bear Stearns Companies, Inc. (The)	1,563,333
3,033	Chicago Mercantile Exchange Holdings Inc. (Class A)	1,610,523
37,180	E*TRADE Group, Inc.*	890,461
35,804	Goldman Sachs Group, Inc. (The)	8,264,279
45,790	Lehman Brothers Holdings Inc.	3,360,070
76,971	Merrill Lynch & Co., Inc.	7,137,521
98,268	Morgan Stanley	8,356,711
89,395	Schwab (Charles) Corp. (The)	2,008,706
		34,500,141
	Investment Managers (0.7%)
7,752	Federated Investors, Inc. (Class B)	301,863
14,571	Franklin Resources, Inc.	1,977,868
16,514	Janus Capital Group, Inc.	457,108
11,446	Legg Mason, Inc.	1,156,389
36,205	Mellon Financial Corp.	1,568,763
23,092	Price (T.) Rowe Group, Inc.	1,185,774
29,057	State Street Corp.	1,983,721
		8,631,486
	Life/Health Insurance (0.9%)
42,812	AFLAC, Inc.	2,263,042
38,365	Genworth Financial Inc. (Class A)	1,384,976
24,093	Lincoln National Corp.	1,746,742
65,511	MetLife, Inc.	4,454,748
8,529	Torchmark Corp.	597,968
29,824	UnumProvident Corp.	791,529
		11,239,005
	Major Banks (5.0%)
389,263	Bank of America Corp.	19,739,527
65,798	Bank of New York Co., Inc. (The)	2,668,767
47,174	BB&T Corp.	1,986,497
13,722	Comerica, Inc.	862,153
20,498	Huntington Bancshares, Inc.	460,385
34,458	KeyCorp	1,227,049
51,569	National City Corp.	1,783,772
30,130	PNC Financial Services Group	2,223,594
63,690	Regions Financial Corp.	2,271,822
30,922	SunTrust Banks, Inc.	2,761,025
154,163	U.S. Bancorp	5,330,957
165,873	Wachovia Corp.	8,988,658
294,069	Wells Fargo & Co.	10,612,950
		60,917,156
	Major Telecommunications (3.5%)
31,354	ALLTEL Corp.	2,148,376
543,479	AT&T Inc.	22,467,422
13,102	Embarq Corp.	841,935
252,630	Sprint Nextel Corp.	5,772,595
253,272	Verizon Communications, Inc.	11,024,930
		42,255,258
	Managed Health Care (1.3%)
44,947	Aetna, Inc.	2,379,045
8,484	CIGNA Corp.	1,422,173
13,880	Coventry Health Care, Inc.*	828,220
14,511	Humana, Inc.*	900,408
117,878	UnitedHealth Group Inc.	6,456,178
53,305	WellPoint Inc.*	4,339,560
		16,325,584
	Media Conglomerates (1.9%)
64,238	CBS Corp. (Class B)	2,136,556
178,292	Disney (Walt) Co. (The)	6,318,668
204,211	News Corp. (Class A)	4,511,021
332,101	Time Warner, Inc.	7,096,998
60,244	Viacom, Inc. (Class B)*	2,706,160
		22,769,403

	Medical Distributors (0.4%)
16,491	AmerisourceBergen Corp.	844,669
34,841	Cardinal Health, Inc.	2,524,579
25,711	McKesson Corp.	1,623,135
12,110	Patterson Companies, Inc.*	454,367
		5,446,750
	Medical Specialties (1.9%)
15,976	Applera Corp. - Applied Biosystems Group	453,559
8,988	Bard (C.R.), Inc.	758,677
4,813	Bausch & Lomb, Inc.	326,803
56,559	Baxter International, Inc.	3,214,814
21,289	Becton, Dickinson & Co.	1,623,286
21,317	Biomet, Inc.	929,848
103,077	Boston Scientific Corp.*	1,615,217
13,574	Hospira, Inc.*	540,788
100,230	Medtronic, Inc.	5,329,229
10,706	Pall Corp.	479,093
10,604	PerkinElmer, Inc.	281,112
29,962	St. Jude Medical, Inc.*	1,279,078
25,952	Stryker Corp.	1,746,829
36,559	Thermo Fisher Scientific, Inc.*	1,996,121
11,180	Varian Medical Systems, Inc.*	450,554
8,837	Waters Corp.*	532,871
20,642	Zimmer Holdings, Inc.*	1,817,735
		23,375,614
	Miscellaneous (0.0%)
8,763	Broadridge Financial Solutions	177,363

	Miscellaneous Commercial Services (0.0%)
11,816	Cintas Corp.	453,262

	Miscellaneous Manufacturing (0.1%)
17,817	Dover Corp.	891,741

	Motor Vehicles (0.3%)
164,723	Ford Motor Co.*	1,373,790
49,230	General Motors Corp.	1,476,408
22,417	Harley-Davidson, Inc.	1,369,455
		4,219,653
	Multi-Line Insurance (1.8%)
226,437	American International Group, Inc.	16,380,453
27,871	Hartford Financial Services Group, Inc. (The)	2,875,451
39,261	Loews Corp.	2,003,489
9,188	Safeco Corp.*	576,547
		21,835,940
	Office Equipment/Supplies (0.1%)
7,976	Avery Dennison Corp.	520,594
19,174	Pitney Bowes, Inc.	915,558
		1,436,152
	Oil & Gas Pipelines (0.2%)
60,782	El Paso Corp.	1,035,725
52,037	Williams Companies, Inc. (The)	1,652,695
		2,688,420
	Oil & Gas Production (1.3%)
40,307	Anadarko Petroleum Corp.	2,001,243
28,806	Apache Corp.	2,326,085
35,639	Chesapeake Energy Corp.	1,242,376
38,685	Devon Energy Corp.	2,970,234
21,237	EOG Resources, Inc.	1,633,125
72,947	Occidental Petroleum Corp.	4,009,897
32,026	XTO Energy Inc.	1,857,828
		16,040,788
	Oil Refining/Marketing (0.7%)
30,103	Marathon Oil Corp.	3,727,052
10,561	Sunoco, Inc.	841,817
52,581	Valero Energy Corp.	3,923,594
		8,492,463
	Oilfield Services/Equipment (1.5%)
27,873	Baker Hughes Inc.	2,298,965
25,523	BJ Services Co.	748,590
79,544	Halliburton Co.	2,859,607
15,302	National Oilwell-Varco, Inc.*	1,445,274
102,578	Schlumberger Ltd. (Netherlands Antilles)	7,987,749
17,354	Smith International, Inc.	963,321
29,433	Weatherford International Ltd. (Bermuda)*	1,599,389
		17,902,895

	Other Consumer Services (0.4%)
12,181	Apollo Group, Inc. (Class A)*	584,323
28,053	Block (H.&R.), Inc.	664,576
98,897	eBay, Inc.*	3,220,086
		4,468,985
	Other Consumer Specialties (0.1%)
13,270	Fortune Brands, Inc.	1,071,951

	Packaged Software (3.1%)
51,218	Adobe Systems, Inc.*	2,257,689
20,167	Autodesk, Inc.*	916,590
17,753	BMC Software, Inc.*	588,334
35,802	CA Inc.	949,827
28,221	Compuware Corp.*	320,591
29,817	Intuit Inc.*	909,418
750,029	Microsoft Corp.	23,003,389
29,507	Novell, Inc.*	230,745
347,308	Oracle Corp.*	6,730,829
80,474	Symantec Corp.*	1,608,675
		37,516,087
	Personnel Services (0.1%)
11,183	Monster Worldwide, Inc.*	527,949
14,620	Robert Half International, Inc.	513,747
		1,041,696
	Pharmaceuticals: Generic Drugs (0.1%)
9,283	Barr Pharmaceuticals Inc.*	494,970
21,303	Mylan Laboratories, Inc.	421,160
8,921	Watson Pharmaceuticals, Inc.*	275,302
		1,191,432
	Pharmaceuticals: Major (5.9%)
134,307	Abbott Laboratories	7,568,199
175,772	Bristol-Myers Squibb Co.	5,327,649
251,896	Johnson & Johnson	15,937,460
85,873	Lilly (Eli) & Co.	5,033,875
188,567	Merck & Co., Inc.	9,890,339
616,833	Pfizer, Inc.	16,956,739
129,491	Schering-Plough Corp.	4,239,535
117,168	Wyeth	6,776,997
		71,730,793
	Pharmaceuticals: Other (0.3%)
13,383	Allergan, Inc.	1,666,585
27,666	Forest Laboratories, Inc.*	1,402,943
21,168	King Pharmaceuticals, Inc.*	449,608
		3,519,136
	Precious Metals (0.3%)
31,742	Freeport-McMoRan Copper & Gold, Inc. (Class B)	2,498,095
39,250	Newmont Mining Corp.	1,596,690
		4,094,785
	Property - Casualty Insurers (1.1%)
28,438	ACE Ltd. (Cayman Islands)	1,750,928
53,854	Allstate Corp. (The)	3,312,021
35,563	Chubb Corp. (The)	1,951,342
15,043	Cincinnati Financial Corp.	683,253
64,798	Progressive Corp. (The)	1,493,594
58,803	Travelers Companies, Inc. (The)*	3,185,359
15,758	XL Capital Ltd. (Class A) (Cayman Islands)	1,285,222
		13,661,719
	Publishing: Books/Magazines (0.0%)
3,388	Meredith Corp.	210,767

	Publishing: Newspapers (0.2%)
5,687	Dow Jones & Co., Inc.	303,174
20,439	Gannett Co., Inc.	1,202,222
12,527	New York Times Co. (The) (Class A)	314,553
7,265	Scripps (E.W.) Co. (Class A)	331,429
16,103	Tribune Co.	518,517
		2,669,895
	Pulp & Paper (0.2%)
39,392	International Paper Co.	1,542,985
15,881	MeadWestvaco Corp.	555,835
		2,098,820
	Railroads (0.8%)
31,243	Burlington Northern Santa Fe Corp.	2,909,661
38,018	CSX Corp.	1,727,538

34,553	Norfolk Southern Corp.	1,999,928
23,566	Union Pacific Corp.	2,843,945
		9,481,072
	Real Estate Development (0.0%)
16,258	CB Richard Ellis Group, Inc. (Class A)*	605,123

	Real Estate Investment Trusts (1.2%)
8,493	Apartment Investment & Management Co. (Class A)	466,011
19,181	Archstone-Smith Trust	1,183,468
6,500	AvalonBay Communities, Inc.	847,535
10,353	Boston Properties, Inc.	1,197,635
10,000	Developers Diversified Realty Corp.	616,500
25,591	Equity Residential	1,296,696
43,200	Host Hotels & Resorts Inc.	1,102,464
19,675	Kimco Realty Corp.	910,756
15,432	Plum Creek Timber Co., Inc.	645,058
22,302	ProLogis	1,442,047
10,678	Public Storage, Inc.	955,681
19,287	Simon Property Group, Inc.	2,082,610
11,348	Vornado Realty Trust	1,373,221
		14,119,682
	Recreational Products (0.2%)
7,897	Brunswick Corp.	271,894
26,986	Electronic Arts Inc.*	1,318,806
14,001	Hasbro, Inc.	450,132
34,221	Mattel, Inc.	958,530
		2,999,362
	Regional Banks (0.7%)
16,323	Commerce Bancorp, Inc.	563,470
11,344	Compass Bancshares, Inc.	794,080
48,415	Fifth Third Bancorp	2,050,859
10,909	First Horizon National Corp.	439,524
6,687	M&T Bank Corp.	738,445
22,257	Marshall & Ilsley Corp.	1,068,113
16,414	Northern Trust Corp.	1,068,223
28,427	Synovus Financial Corp.	939,797
9,574	Zions Bancorporation	770,324
		8,432,835
	Restaurants (0.8%)
12,637	Darden Restaurants, Inc.	575,868
104,749	McDonald’s Corp.	5,295,062
65,362	Starbucks Corp.*	1,883,079
7,548	Wendy’s International, Inc.	302,901
22,946	Yum! Brands, Inc.	1,553,903
		9,610,813
	Savings Banks (0.4%)
43,076	Hudson City Bancorp, Inc.	568,172
31,430	Sovereign Bancorp, Inc.	730,433
77,380	Washington Mutual, Inc.	3,383,054
		4,681,659
	Semiconductors (2.1%)
48,300	Advanced Micro Devices, Inc.*	689,241
31,032	Altera Corp.	707,840
29,046	Analog Devices, Inc.	1,051,756
41,042	Broadcom Corp. (Class A)*	1,254,244
501,950	Intel Corp.	11,128,231
26,051	Linear Technology Corp.	934,970
65,190	LSI Logic Corp.*	565,849
27,912	Maxim Integrated Products, Inc.	858,294
65,696	Micron Technology, Inc.*	800,177
24,686	National Semiconductor Corp.	664,547
30,946	NVIDIA Corp.*	1,072,898
18,486	PMC - Sierra, Inc.*	142,527
125,633	Texas Instruments Inc.	4,442,383
28,885	Xilinx, Inc.	822,645
		25,135,602
	Services to the Health Industry (0.4%)
11,806	Express Scripts, Inc.*	1,205,393
16,985	IMS Health Inc.	555,409
10,653	Laboratory Corp. of America Holdings*	838,817
25,072	Medco Health Solutions, Inc.*	1,949,599
13,819	Quest Diagnostics Inc.	677,407
		5,226,625
	Specialty Insurance (0.2%)
8,909	Ambac Financial Group, Inc.	798,335
6,500	Assurant, Inc.	386,425

11,728	MBIA Inc.	780,498
7,228	MGIC Investment Corp.	469,820
		2,435,078
	Specialty Stores (0.4%)
13,102	AutoNation, Inc.*	289,816
4,400	AutoZone, Inc.*	565,972
24,665	Bed Bath & Beyond Inc.*	1,002,879
24,065	Office Depot, Inc.*	875,966
6,526	OfficeMax Inc.	293,017
62,406	Staples, Inc.	1,563,894
11,780	Tiffany & Co.	619,275
		5,210,819
	Specialty Telecommunications (0.2%)
9,694	CenturyTel, Inc.	479,077
29,484	Citizens Communications Co.	467,321
136,523	Qwest Communications International, Inc.*	1,404,822
41,494	Windstream Corp.	623,240
		2,974,460
	Steel (0.3%)
8,877	Allegheny Technologies, Inc.	1,026,092
26,210	Nucor Corp.	1,770,223
10,313	United States Steel Corp.	1,167,019
		3,963,334
	Telecommunication Equipment (1.2%)
10,207	ADC Telecommunications, Inc.*	170,967
7,408	CIENA Corp.*	254,243
136,624	Corning, Inc.*	3,415,600
208,057	Motorola, Inc.	3,784,557
144,180	QUALCOMM, Inc.	6,192,531
38,064	Tellabs, Inc.*	416,801
		14,234,699
	Tobacco (1.2%)
182,658	Altria Group, Inc.	12,986,984
14,924	Reynolds American, Inc.	970,657
13,980	UST, Inc.	746,392
		14,704,033
	Tools/Hardware (0.1%)
5,710	Black & Decker Corp.	539,195
5,217	Snap-On, Inc.	282,083
7,208	Stanley Works (The)	455,762
		1,277,040
	Trucks/Construction/Farm Machinery (0.8%)
56,210	Caterpillar Inc.	4,416,982
9,069	Cummins Inc.	854,572
19,745	Deere & Co.	2,378,680
21,608	PACCAR, Inc.	1,884,866
8,930	Terex Corp.*	756,996
		10,292,096
	Wholesale Distributors (0.1%)
14,839	Genuine Parts Co.	761,537
6,233	Grainger (W.W.), Inc.	548,816
		1,310,353
	TOTAL COMMON STOCKS (Cost $839,222,462)	1,190,168,954

NUMBER OF
WARRANTS
WARRANT (0.0%)
Aerospace & Defense (0.0%)
317	Raytheon Co (06/16/11)* (Cost $3,867)	6,267

PRINCIPAL
AMOUNT IN
THOUSANDS
	SHORT-TERM INVESTMENT (2.4%)
	Repurchase Agreement
$29,647	Joint repurchase agreement account5.29% due 06/01/07 (dated 05/31/07; proceeds $29,651,356)(b) (Cost $29,647,000)		29,647,000

	TOTAL INVESTMENTS (Cost $868,873,329)(c)(d)	99.9%	1,219,822,221
	OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	1,377,318
	NET ASSETS	100.0%	$1,221,199,539

*	Non-income producing security.
**	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $1,111,600.
+	Consists of one or more class of securities traded as a unit. Stocks with attached paired trust shares.
(a)	A security with total market value equal to $0 has been valued at its fair value as determined in good faith under procedures established by and under general supervision of the Fund’s Trustees.
(b)	Collateralized by federal agency and U.S. Treasury obligations.
(c)	Securities have been designated as collateral in an amount equal to $28,040,084, in connection with open futures contracts.
(d)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $412,819,142 and the aggregate gross unrealized depreciation is $61,870,250, resulting in net unrealized appreciation of $350,948,892.

Futures Contracts Open at  May 31, 2007:

		DESCRIPTION,	UNDERLYING
		DELIVERY	FACE
NUMBER OF	LONG /	MONTH,	AMOUNT	UNREALIZED
CONTRACTS	SHORT	AND YEAR	AT VALUE	APPRECIATION

44	Long	S&P 500 Index
		June 2007	$16,861,900	$1,247,807

177	Long	S&P 500 Index E-Mini
		June 2007	13,566,165	28,077

		Total Unrealized Appreciation		$1,275,884

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley S&P 500 Index Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 19, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
July 19, 2007